Assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	$ 10,253	$ 9,662
Property, plant and equipment	194,835	198,642
Joint ventures and associates	24,457	23,864
Investments in securities	3,246	3,362
Deferred tax	6,454	7,815
Retirement benefit assets	9,151	10,200
Trade and other current receivables	53,273	66,510
Trade and other non-current receivables	6,298	6,920
Inventories	26,019	31,894
Current assets	134,115	165,938
Non-current assets	272,155	277,086
Total assets	406,270	443,024
Current debt	9,931	9,001
Non-current debt	71,610	74,794
Total	81,541	83,795
Trade and other current payables	68,237	79,357
Trade and other non-current payables	3,103	3,432
Retirement benefit liabilities	7,549	7,296
Decommissioning and other provisions, current	4,041	2,910
Decommissioning and other provisions, non-current	22,531	23,845
Income taxes payable	3,422	4,869
Current liabilities	95,467	121,311
Non-current liabilities	122,441	129,116
Total liabilities	217,908	250,427
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	71	0
Property, plant and equipment	250	2,526
Joint ventures and associates	19	94
Investments in securities	0	128
Deferred tax	10	0
Current net defined benefit asset	0	0
Retirement benefit assets	1	0
Assets of benefit plan	1	0
Trade and other current receivables	103	44
Trade and other non-current receivables	34	51
Trade and other receivables	137	95
Inventories	463	8
Current assets	566	52
Non-current assets	385	2,799
Total assets	951	2,851
Current debt	2	3
Non-current debt	82	1
Total	84	4
Trade and other current payables	94	256
Trade and other non-current payables	0	22
Trade and other payables	94	278
Retirement benefit liabilities	53	0
Decommissioning and other provisions, current	7	134
Decommissioning and other provisions, non-current	68	971
Other provisions	75	1,105
Income taxes payable	1	8
Current liabilities	104	401
Non-current liabilities	203	994
Total liabilities	$ 307	$ 1,395